Non-controlling Interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in equity [abstract]
Beginning balance equity	$ 2,660,590	$ 2,051,652
Share of net income (loss)	460,825	672,413
Ending balance equity	2,961,007	2,660,590
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	88,574	61,409
Share of net income (loss)	40,760	44,350
Interest on loan to non-controlling interest	(3,184)	(3,082)
Transactions with non-controlling interests (Note 13)	(31,153)	(14,240)
Repayment of loan by non-controlling interest	5,312
Purchase of non-controlling interest	1,099
Non-controlling interest associated with mineral properties sold (Note 8)		(1,084)
Other	389	137
Ending balance equity	100,713	88,574
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	51,992	30,429
Share of net income (loss)	32,292	35,742
Interest on loan to non-controlling interest	(3,184)	(3,082)
Transactions with non-controlling interests (Note 13)	(22,011)	(11,097)
Ending balance equity	59,089	51,992
Masbate Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	16,302	16,189
Share of net income (loss)	351	113
Ending balance equity	16,653	16,302
Otjikoto Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	20,727	13,877
Share of net income (loss)	7,641	9,856
Transactions with non-controlling interests (Note 13)	(9,142)	(3,143)
Repayment of loan by non-controlling interest	5,312
Other	389	137
Ending balance equity	24,927	20,727
Other Mineral Properties | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	(447)	914
Share of net income (loss)	476	(1,361)
Purchase of non-controlling interest	1,099
Non-controlling interest associated with mineral properties sold (Note 8)		(1,084)
Ending balance equity	$ 44	$ (447)